================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM 24F-2

                               -----------------

                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2


-------------------------------------------------------------------------------
 1.     Name and address of issuer:   Thrivent Variable Annuity Account II
                                      625 Fourth Avenue South
                                      Minneapolis, MN 55415
-------------------------------------------------------------------------------
 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

-------------------------------------------------------------------------------
 3.     Investment Company Act File Number:   811-09225

        Securities Act File Number   333-71853

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal for which this notice is filed: 12/31/2014

-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (i.e. more than 90 days after he end of the issuer's fiscal year). (See instruction
             A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------

 5.    Calculation of registration fee:

       (i)     Aggregate sale price of securities sold
               during the fiscal year pursuant to
               Rule 24f-2 (from Item 10):                         $    4,128,947
                                                                  --------------
       (ii)    Aggregate price of securities redeemed or
               repurchased during the fiscal year:                $   10,866,809
                                                                  --------------
       (iii)   Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995,
               that were not previously used to reduce
               registration fees payable to the
               Commission:                                        $   55,776,068
                                                                  --------------
       (iv)    Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                           $   66,642,877
                                                                  --------------
       (v)     Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:                                              ($62,513,930)
                                                                  --------------
       -------------------------------------------------------------------------
       (vi)    Redemption credits available for use in
               future years - if Item 5(i) is less than
               Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:                                              ($62,513,930)
                                                                  --------------
       -------------------------------------------------------------------------

       (vii)   Multiplier for determining registration
               fee (See Instruction C.9):                   X           .0001162
                                                                  --------------
       (viii)  Registration fee due [multiply Item 5(v)
               by Item 5(vii)] enter "0" if no fee is
               due):                                        =      $        0.00
                                                                  ==============
--------------------------------------------------------------------------------
 6.    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares
       or other units) deducted here:                 . If there is a number of
       shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then
       state that number here:                .

--------------------------------------------------------------------------------
 7.    Interest due - if this Form is being filed more
       than 90 days after the end of the issuer's fiscal
       year (see Instruction D):                            +      $           0
                                                                  --------------
--------------------------------------------------------------------------------
 8.    Total of the amount of registration fee due plus
       any interest due [line 5(viii) plus line 7]          =      $        0.00
                                                                  ==============
--------------------------------------------------------------------------------
 9.    Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:

       CIK number designated to receive payment:

       Method of Delivery:

                             [_] Wire Transfer
                             [_] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)    THRIVENT FINANCIAL FOR LUTHERANS, DEPOSITOR

                             /s/ James M. Odland
                             ---------------------------------------------
                             James M. Odland
                             Vice President

Date March 26, 2015

* Please print the name and title of the signing officer below the signature.

================================================================================